UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       November 14, 2006
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:      409,193 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTH  VOTING AUTH
                           OF                  X1000                    DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E

ACCURIDE CORP              COMMON   004398103  44,638    4054300   N    SOLE       4054300   0    0
AMERICAN DENTAL PARTNERS   COMMON   025353103  34,865    2107894   N    SOLE       2107894   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102  5,557     823241    N    SOLE       823241    0    0
BIG 5 SPORTING GOODS CORP  COMMON   08915P101  2,690     117967    N    SOLE       117967    0    0
BLOUNT INTL INC NEW        COMMON   095180105  10,349    1032800   N    SOLE       1032800   0    0
BRISTOL WEST HOLDINGS INC  COMMON   11037M105  53,970    3709300   N    SOLE       3709300   0    0
CARMIKE CINEMAS INC        COMMON   143436400  16,104    937367    N    SOLE       937367    0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105  9,222     478827    N    SOLE       478827    0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101  14,243    503100    N    SOLE       503100    0    0
DATAMIRROR CORP            COMMON   237926100  12,234    1165173   N    SOLE       1165173   0    0
ENERSYS COM                COMMON   29275Y102  29,283    1825606   N    SOLE       1825606   0    0
HARLAND JOHN H CO          COMMON   412693103  4,086     112100    N    SOLE       112100    0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103  3,583     87119     N    SOLE       87119     0    0
INTERSECTIONS INC          COMMON   460981301  5,673     614590    N    SOLE       614590    0    0
OXFORD INDS INC            COMMON   691497309  1,429     33300     N    SOLE       33300     0    0
PANTRY INC DEL             COMMON   698657103  25,095    445180    N    SOLE       445180    0    0
PROQUEST COMPANY           COMMON   74346P102  16,898    1297886   N    SOLE       1297886   0    0
REGAL ENTERTAINMENT GROUP  COMMON   758766109  25,960    1309800   N    SOLE       1309800   0    0
REGIS CORPORATION          COMMON   758932107  2,377     66300     N    SOLE       66300     0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105  42,394    2731541   N    SOLE       2731541   0    0
RURAL METRO CORP           COMMON   781748108  24,148    2766091   N    SOLE       2766091   0    0
SEALY CORPORATION          COMMON   812139301  5,876     449900    N    SOLE       449900    0    0
WEBSENSE INC               COMMON   947684106  16,342    756236    N    SOLE       756236    0    0
WESTELL TECHNOLOGIES INC-  COMMON   957541105  2,177     1041478   N    SOLE       1041478   0    0
CL A




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